Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Contract Liabilities [Abstract]
Balance at beginning of year
Business combinations	27,021
Deposits received	36,894
Revenue recognized	32,879
Output Value-Added Tax	(2,831)
Balance at end of year	¥ 28,205	$ 4,157